As filed with the Securities and Exchange Commission on August 25, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2009

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

Chase Growth Fund
Schedule of Investments
at June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.4%
	Beverage - 4.0%
453,800	Coca-Cola Co.	$21,777,862
	Broadcast Media - 1.9%
413,600	DIRECTV Group, Inc.*	10,220,056
	Chemicals - Specialty - 3.1%
232,400	Praxair, Inc.	16,516,668
	Computer Hardware - 7.6%
97,150	Apple Inc.*	13,837,074
262,300	International Business Machines Corp.	27,389,366
		41,226,440
	Computer - Networking - 4.5%
1,311,900	Cisco Systems, Inc.*	24,453,816
	Computer Software - Enterprise - 10.3%
374,800	BMC Software, Inc.*	12,664,492
541,700	McAfee Inc.*	22,854,323
939,080	Oracle Corp.	20,115,094
		55,633,909
	Computer Software - Desktop/Small Business - 1.6%
313,000	Intuit Inc.*	8,814,080
	Computer - Storage - 2.2%
928,380	EMC Corp.*	12,161,778
	Drugs - Generic - 3.2%
346,800	Teva Pharmaceutical Industries Ltd. - ADR	17,111,112
	Energy/Integrated - 4.8%
628,450	Petroleo Brasileiro S. A. - ADR	25,753,881
	Energy/Oil Service - 5.9%
287,500	National-Oilwell Varco Inc.*	9,389,750
188,800	Schlumberger Ltd.	10,215,968
637,050	Weatherford International Ltd.*	12,460,698
		32,066,416
	Engineering/Construction - 2.0%
207,000	Fluor Corp.	10,617,030
	Finance/Information Services - 4.2%
369,050	Visa Inc.	22,977,053
	Health Care Benefits - 1.5%
160,000	WellPoint Inc.*	8,142,400
	Health Care Services - 3.4%
321,700	Quest Diagnostics Inc.	18,153,531
	Information Services - 1.1%
175,000	Automatic Data Processing, Inc.	6,202,000
	Leisure Time - 2.7%
630,500	Walt Disney Co.	14,709,565
	Medical Products - 1.1%
145,400	St. Jude Medical, Inc.*	5,975,940
	Metals - Precious - 3.3%
526,750	Barrick Gold Corp.+	17,672,462
	Restaurants - 7.1%
304,950	McDonald's Corp.	17,531,576
1,498,850	Starbucks Corp.*	20,819,026
		38,350,602
	Retail - Discount - 3.8%
660,000	TJX Inc.	20,763,600
	Retail - Drug Stores - 2.9%
543,100	Walgreen Co.	15,967,140
	Retail - Specialty - 2.1%
337,900	Best Buy Co., Inc.	11,316,271
	Telecommunication Equipment - 12.1%
1,624,250	Corning Inc.	26,085,455
482,600	QUALCOMM Inc.	21,813,520
246,700	Research In Motion Ltd.*+	17,528,035
		65,427,010

	TOTAL COMMON STOCKS (Cost $475,560,528)	522,010,622

	SHORT-TERM INVESTMENTS - 3.5%
18,625,498	Federated Treasury Cash Series II Fund	18,625,498
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,625,498)	18,625,498
	Total Investments in Securities (Cost $494,186,026) - 99.9%	540,636,120
	Other Assets in Excess of Liabilities - 0.1%	791,008
	NET ASSETS - 100.0%	$541,427,128

ADR - American Depositary Receipt
* Non-income producing security.
+U.S. traded security of a foreign issuer.

The cost basis of investments for federal tax purposes at June 30, 2009 was as follows**:

Cost of investments	$494,186,026
Gross unrealized appreciation	$56,576,344
Gross unrealized depreciation	(10,126,250)
Net unrealized appreciation	$46,450,094

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Summary of Fair Value Exposure at June 30, 2009

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities.
•	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$95,360,094	$—	$—	$95,360,094
Consumer Staples	37,745,002	—	—	37,745,002
Energy	57,820,297	—	—	57,820,297
Financials	22,977,053	—	—	22,977,053
Health Care	49,382,983	—	—	49,382,983
Industrials	10,617,030	—	—	10,617,030
Materials	34,189,130	—	—	34,189,130
Technology	213,919,033	—	—	213,919,033
Total Equity	522,010,622	—	—	522,010,622
Short-Term Investments	18,625,498	—	—	18,625,498
Total Investments in Securities	$540,636,120	$—	$—	$540,636,120

Chase Mid-Cap Growth Fund
Schedule of Investments
at June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.3%
	Apparel - 2.7%
11,100	VF Corp.	$614,385
	Auto/Auto Parts - 2.5%
14,900	O'Reilly Automotive, Inc.*	567,392
	Beverage - 2.3%
16,800	Hansen Natural Corp.*	517,776
	Chemicals - Specialty - 8.4%
11,000	Airgas, Inc.	445,830
16,200	Ecolab Inc.	631,638
16,800	Sigma-Aldrich Corp.	832,608
		1,910,076
	Computer Software & Services - 14.1%
18,700	BMC Software, Inc.*	631,873
24,400	Citrix Systems, Inc.*	778,116
17,500	McAfee Inc.*	738,325
19,900	Solera Holdings, Inc.*	505,460
18,000	Sybase, Inc.*	564,120
		3,217,894
	Conglomerates - 1.4%
11,200	Harsco Corp.	316,960
	Consumer Goods & Services - 1.3%
12,000	Fossil, Inc.*	288,960
	Drugs - Generic - 2.4%
41,100	Mylan, Inc.*	536,355
	Electrical Equipment - 2.9%
18,800	Ametek, Inc.	650,104
	Electronics - 5.3%
20,500	Amphenol Corp. - Class A	648,620
15,000	Dolby Laboratories Inc. - Class A*	559,200
		1,207,820
	Energy/Oil & Gas Exploration & Production - 1.5%
8,200	Range Resources Corp.	339,562
	Energy/Oil Service - 4.8%
26,400	Cameron International Corp.*	747,120
13,300	Dresser-Rand Group, Inc.*	347,130
		1,094,250
	Engineering/Construction - 5.1%
13,900	Fluor Corp.	712,931
10,700	Jacobs Engineering Group Inc.*	450,363
		1,163,294
	Food - 1.8%
6,600	Ralcorp Holdings, Inc.*	402,072
	Gaming and Lodging - 1.4%
10,400	WMS Industries Inc.*	327,704
	Health Care Services - 2.1%
8,300	Quest Diagnostics Inc.	468,369
	Household Products - 3.3%
13,900	Church & Dwight Co., Inc.	754,909
	Internet Retail - 4.3%
8,700	Priceline.com, Inc.*	970,485
	Machinery - 2.8%
18,000	Joy Global Inc.	642,960
	Medical Products - 2.7%
9,100	Edwards Lifesciences Corp.*	619,073
	Personal Care - 3.2%
28,200	Alberto-Culver Co.	717,126
	Restaurants - 3.3%
17,000	Jack in the Box Inc.*	381,650
7,600	Panera Bread Co. - Class A*	378,936
		760,586
	Retail - Apparel - 2.3%
8,400	Aeropostale, Inc.*	287,868
7,700	Buckle, Inc.	244,629
		532,497
	Retail - Discount - 6.9%
14,300	Dollar Tree, Inc.*	602,030
30,600	TJX Companies, Inc.	962,676
		1,564,706
	Service Companies - 3.0%
19,600	Copart, Inc.*	679,532
	Shipping - 3.0%
21,500	Kirby Corp.*	683,485
	Utilities - Electric/Gas - 2.5%
14,500	Energen Corp.	578,550
	TOTAL COMMON STOCKS (Cost $22,013,419)	22,126,882

	SHORT-TERM INVESTMENTS - 6.2%
1,409,021	Federated Treasury Cash Series II Fund	1,409,021
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,409,021)	1,409,021
	Total Investments in Securities (Cost $23,422,440) - 103.5%	23,535,903
	Liabilities in Excess of Other Assets - (3.5%)	(784,064)
	NET ASSETS - 100.0%	$22,751,839

* Non-income producing security.

The cost basis of investments for federal tax purposes at June 30, 2009 was as follows**:

Cost of investments	$23,422,440
Gross unrealized appreciation	$1,861,392
Gross unrealized depreciation	(1,747,929)
Net unrealized appreciation	$113,463

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Summary of Fair Value Exposure at June 30, 2009

Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities.
•	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$5,626,715	$—	$—	$5,626,715
Consumer Staples	2,391,883	—	—	2,391,883
Energy	1,433,812	—	—	1,433,812
Health Care	1,623,797	—	—	1,623,797
Industrials	4,136,335	—	—	4,136,335
Materials	1,910,076	—	—	1,910,076
Technology	4,425,714	—	—	4,425,714
Utilities	578,550	—	—	578,550
Total Equity	22,126,882	—	—	22,126,882
Short-Term Investments	1,409,021	—	—	1,409,021
Total Investments in Securities	$23,535,903	$—	$—	$23,535,903

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/11/2009

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    8/11/2009

* Print the name and title of each signing officer under his or her signature.